Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	$ 257	$ 641
AB InBev's net capital expenditures in the statement of cash flow	$ 3,735	4,482
Lease agreement term	27 years
Additions to right of use assets	$ 546	825
Income from subleasing right-of-use assets	124	120	$ 108
Assets to which significant restrictions apply	0	0
Not later than one year [member]
Disclosure of detailed information about property, plant and equipment [line items]
Undiscounted operating lease payments to be received	$ 100
Later than two years and not later than five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Undiscounted operating lease payments to be received		$ 289
Later than five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Undiscounted operating lease payments to be received			$ 61
Bottom of range [member] | Dutch and Belgian pub real estate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sublease average outstanding period (in years)	6 years
Top of range [member] | Dutch and Belgian pub real estate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sublease average outstanding period (in years)	8 years
Production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of improve the production facilities	44.00%
Logistics and commercial investments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of improve the production facilities	40.00%
Administrative capabilities and purchase of hardware and software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of improving administrative capabilities and for the purchase of hardware and software	16.00%
Property, plant and equipment subject to operating leases [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease initial period (in years)	five years
Property, plant and equipment subject to operating leases [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease initial period (in years)	ten years